CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022
Income Statement [Abstract]
General and administrative costs		$ (276,080)	$ (549)	$ (1,025,775)
Loss from operations		(276,080)	(549)	(1,025,775)
Other income:
Investment income on Trust Account		1,406,789		1,785,385
Gain (loss) before income tax provision		1,130,709	(549)	759,610
Provision for income taxes		(279,080)		(343,430)
Net loss		$ 851,629	$ (549)	$ 416,180
Weighted average shares outstanding of common stock, basic and diluted-Public Shares	[1]	28,771,000		28,771,000
Basic and diluted net loss per share, Public Shares		$ 0.02		$ 0.01
Weighted average shares outstanding of common stock, basic and diluted-Founders Shares	[2]	7,140,000	6,240,000	7,140,000
Basic and diluted net loss per share, Founders Shares		0.02	(0.01)	0.01

[1]	Weighted average shares outstanding common stock, basic and diluted-Public Shares include all shares in the public offering, as well as the private placement units, inclusive of the full exercise of the overallotment option.
[2]	Weighted average shares outstanding of common stock, basic and diluted-Founders Shares include all Founders Shares, as well as Representative Shares, inclusive of the full exercise of the overallotment option.